                                             Supplement to Prospectus Dated May 1, 2004
                                                 Supplement dated February 28, 2005

This Supplement  updates the Prospectus and Statement of Additional  Information for the American  Skandia XTra CreditSM SIX and the
StagecoachTM XTra CreditSM SIX variable annuity products.

This  Supplement  should be  retained  with the current  Prospectus  for your  Annuity  issued by American  Skandia  Life  Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

NEW INSURANCE  FEATURES.  Effective on or about February 28, 2005, we plan to make the following benefits  available.  We are adding the Lifetime  FiveSM Income  Benefit  ("Lifetime  Five"),  under which the Owner can make certain  withdrawals  and receive  certain income payments  regardless of market-based  declines in contract value. In addition,  we are adding the Highest Daily Value ("HDV")
death benefit,  under which the death benefit may be  "stepped-up"  on a daily basis to reflect  increasing  contract  value. We use certain defined terms to describe the benefits, which we set out below.

I.    OPTIONAL BENEFIT FEES AND CHARGES:  Effective on or about February 28, 2005, we plan to make the following benefits available.  The following information has been added to "YOUR OPTIONAL BENEFIT FEES AND CHARGES" table in the "Summary of Contract
Fees and Charges" Section of the Prospectus as follows:

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                                                YOUR OPTIONAL BENEFIT FEES AND CHARGES
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------------------------------------------------------------------------------------------- --------------------- ----------------------
                                     Optional Benefit                                         Optional Benefit    Total Annual Charge*
                                                                                                    Fee/
                                                                                                   Charge
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
LIFETIME FIVE INCOME BENEFIT**                                                                0.60% of average      2.25% in Annuity
We  offer a  program  that  guarantees  your  ability  to  withdraw  amounts  equal  to a   daily net assets of   Years 1-10; 1.25% in
percentage of an initial principal value,  regardless of the impact of market performance     the Sub-accounts    Annuity Years 11 and
on your Account  Value,  subject to our program rules  regarding the timing and amount of                                 later
withdrawals.
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
HIGHEST DAILY VALUE DEATH BENEFIT ("HDV")**                                                   0.50% of average      2.15% in Annuity
We offer an Optional Death Benefit under which the death benefit may be  "stepped-up"  on   daily net assets of   Years 1-10; 1.15% in
a daily basis to reflect increasing contract value.                                           the Sub-accounts    Annuity Years 11 and
                                                                                                                          later
------------------------------------------------------------------------------------------- --------------------- ----------------------
*    The Total Annual Charge includes the Insurance  Charge and  Distribution  Charge assessed  against the average daily net assets allocated to the  Sub-accounts.  If you elect more than one  optional  benefit,  the Total Annual  Charge would be increased to include the charge for each optional benefit.
**   These optional benefits are not available under the Qualified BCO.

II.   EXPENSE EXAMPLES:  The "Expense Examples" Section of the Prospectus is revised in its entirety as follows:

These  examples  are  designed to assist you in  understanding  the various  expenses  you may incur with the Annuity  over  certain periods of time based on  specific  assumptions.  The  examples  reflect  the  Contingent  Deferred  Sales  Charges  ("CDSC")  (when applicable),  Annual  Maintenance  Fee,  Insurance  Charge,  Distribution  Charge (when  applicable),  and the maximum  total annual portfolio  operating  expenses for the underlying  Portfolio (shown above), as well as the maximum charges for the optional benefits that are offered under the Annuity that can be elected in  combination  with one another.  The  Securities  and Exchange  Commission
("SEC") requires these examples.

Below are  examples  showing  what you would pay in  expenses at the end of the stated time  periods  for each  Sub-account  had you invested $10,000 in the Annuity and received a 5% annual return on assets.

The examples  shown assume that:  (a) you only allocate  Account Value to the  Sub-account  with the maximum total annual  portfolio operating expenses for the underlying  Portfolio (shown above),  not to a Fixed Allocation;  (b) the Insurance Charge is assessed as
0.65% per year; (c) the  Distribution  Charge is assessed as 1.00% per year in Annuity Years 1 - 10; (d) the Annual  Maintenance Fee
(when  applicable) is reflected as an asset-based  charge based on an assumed average  contract size; (e) you make no withdrawals of
Account Value during the period shown; (f) you make no transfers,  withdrawals,  surrender or other transactions for which we charge a fee during the period  shown;  (g) no tax charge  applies;  (h) the maximum  total  annual  portfolio  operating  expenses for the underlying  Portfolio  (shown above) are reflected;  (i) the charge for each optional  benefit is reflected as an additional  charge equal to 0.60% of the average  daily net assets of the  Sub-accounts  for the Lifetime Five Income and 0.50% per year of the average daily net assets of the  Sub-accounts  for the Highest  Daily Value;  and the Credit  application  to your Annuity is 6% of Purchase
Payments..  Amounts  shown in the  examples are rounded to the nearest  dollar.  The Credit we apply to Purchase  Payments  received after the first Annuity Year is less than 6% (see "How do I Receive Credits?").

Expense  Examples  are  provided as follows:  1.) if you  surrender  the  Annuity at the end of the stated time  period;  2.) if you annuitize at the end of the stated time period; and 3.) if you do not surrender your Annuity.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE EXPENSES OF THE UNDERLYING
MUTUAL FUNDS OR THEIR  PORTFOLIOS - ACTUAL  EXPENSES WILL BE LESS THAN THOSE SHOWN IF YOU DO NOT ELECT ALL OF THE OPTIONAL  BENEFITS
AVAILABLE OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

If you surrender your contract at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                       $1,678                       $3,191                      $4,522                     $7,384
            ----------------------------- --------------------------- --------------------------- --------------------------

If you annuitize at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        N/A                          N/A                        $3,850                     $7,192
            ----------------------------- --------------------------- --------------------------- --------------------------

If you do not surrender your contract:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        $814                        $2,375                      $3,850                     $7,192
            ----------------------------- --------------------------- --------------------------- --------------------------

III.  New Living Benefit Program:

1.    All references in the prospectus to the number of available  living  benefits are changed from three optional  Living Benefits to four optional Living Benefits.
2.    The Lifetime Five Income Benefit  cannot be elected in  conjunction  with any other  optional  Living  Benefit,  therefore all references in the prospectus that reflect the availability of the optional Living Benefits are revised accordingly.
3.    The following  description of the new optional Living Benefit is added as the last section under "Living Benefit  Programs" in the Prospectus:

LIFETIME FIVE INCOME BENEFIT (LIFETIME FIVE)

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Effective on or about  February 28, 2005,  we plan to make the Lifetime  Five Income  Benefit  available.  The Lifetime  Five Income
Benefit program described below is only being offered in those  jurisdictions  where we have received  regulatory  approval and will be offered  subsequently  in other  jurisdictions  when we receive  regulatory  approval in those  jurisdictions.  Certain terms and conditions may differ  between  jurisdictions  once approved.  The program can only be elected once each annuity year and only where the  Annuitant  and the Owner are the same person or the Owner is an entity.  The  Annuitant  must be at least 45 years old when the program is  elected.  The  Lifetime  Five  Income  Benefit  program is not  available  if you elect the  Guaranteed  Return  Option,
Guaranteed Return Option Plus,  Guaranteed  Minimum  Withdrawal  Benefit or the Guaranteed  Minimum Income Benefit rider. As long as your Lifetime Five Income  Benefit is in effect,  you must  allocate your Account Value in accordance  with an eligible  model under our asset allocation  programs,  which are generally  described in the "Do You Offer Any Asset Allocation  Programs?" Section of the
Prospectus.  For further  information  on asset  allocation  programs,  please  consult with your  investment  professional  or call
1-800-766-4530.
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We offer a program that  guarantees  your ability to withdraw  amounts equal to a percentage of an initial  principal  value (called the "Protected  Withdrawal  Value"),  regardless of the impact of market  performance on your Account Value,  subject to our program rules  regarding  the timing and amount of  withdrawals.  There are two options - one is  designed  to provide an annual  withdrawal amount for life (the "Life  Income  Benefit")  and the other is designed to provide a greater  annual  withdrawal  amount as long as there is Protected  Withdrawal Value (adjusted as described below) (the "Withdrawal  Benefit").  If there is no Protected Withdrawal
Value,  the  withdrawal  benefit  will be zero.  You do not choose  between  these two  options;  each  option  will  continue to be available as long as the Annuity has an Account  Value and the Lifetime  Five is in effect.  Certain  benefits  under  Lifetime Five may remain in effect  even if the  Account  Value of the  Annuity is zero.  The  program  may be  appropriate  if you intend to make periodic  withdrawals  from your Annuity and wish to ensure that market  performance  will not affect your ability to receive annual payments.  You are not required to make  withdrawals  as part of the program - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the program.

KEY FEATURE - Protected Withdrawal Value
The  Protected  Withdrawal  Value is initially  used to determine  the amount of each initial  annual  payment under the Life Income
Benefit and the  Withdrawal  Benefit.  The  initial  Protected  Withdrawal  Value is  determined  as of the date you make your first withdrawal  under the Annuity  following  your election of Lifetime  Five. The initial  Protected  Withdrawal  Value is equal to the greater of (A) the Account Value on the date you elect Lifetime Five, plus any additional  Purchase Payments and associated  Credits each growing at 5% per year from the date of your election of the program,  or  application  of the Purchase  Payment and associated
Credit to your Annuity,  as applicable,  until the date of your first  withdrawal or the 10th  anniversary of the benefit  effective date, if earlier (B) the Account Value as of the date of the first  withdrawal from your Annuity,  prior to the withdrawal,  and (C)
the highest  Account  Value on each Annuity  anniversary  prior the first  withdrawal  or on the first 10 Annuity  anniversaries  if earlier  than the date of your first  withdrawal  after the benefit  effective  date.  Each value is  increased by the amount of any subsequent Purchase Payments and associated Credits.

o     If you elect the Lifetime Five program at the time you purchase your Annuity,  the Account Value will be your initial Purchase
         Payment plus the amount of any associated Credits.
o     For existing  Owners who are  electing  the  Lifetime  Five  benefit,  the Account  Value on the date of your  election of the
         Lifetime Five program will be used to determine the initial Protected Withdrawal Value.
o     If you make additional Purchase Payments after your first withdrawal,  the Protected Withdrawal Value will be increased by the amount of each additional Purchase Payment plus associated Credits.

You may elect to step-up your  Protected  Withdrawal  Value if, due to positive  market  performance,  your Account Value is greater than the Protected  Withdrawal  Value.  You are eligible to step-up the Protected  Withdrawal  Value on or after the 5th anniversary of the first  withdrawal  under the Lifetime Five program.  The Protected  Withdrawal  Value can be stepped up again on or after the
5th anniversary  following the preceding step-up. If you elect to step-up the Protected  Withdrawal Value under the program,  and on the date you elect to step-up,  the charges  under the Lifetime  Five program have changed for new  purchasers,  your program may be subject to the new charge going forward.

Upon  election of the step-up,  we increase  the  Protected  Withdrawal  Value to be equal to the then current  Account  Value.  For example,  assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000,  reducing the Protected  Withdrawal Value to $60,000.  On the date you are eligible to step-up the Protected  Withdrawal  Value,  your Account
Value is equal to $75,000.  You could elect to step-up the Protected  Withdrawal  Value to $75,000 on the date you are eligible.  If your current  Annual  Income  Amount and Annual  Withdrawal  Amount are less than they would be if we did not reflect the step-up in
Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

The Protected  Withdrawal Value is reduced each time a withdrawal is made on a dollar-for-dollar  basis up to 7% per Annuity Year of the Protected  Withdrawal  Value and on the greater of a  dollar-for-dollar  basis or a pro rata basis for withdrawals in an Annuity
Year in excess of that amount until the Protected  Withdrawal Value is reduced to zero. At that point the Annual  Withdrawal  Amount will be zero until such time (if any) as the  Annuity  reflects  a  Protected  Withdrawal  Value (for  example,  due to a step-up or additional Purchase Payments being made into the Annuity).

KEY FEATURE -Annual Income Amount under the Life Income Benefit
The initial  Annual Income Amount is equal to 5% of the initial  Protected  Withdrawal  Value.  Under the Lifetime Five program,  if your  cumulative  withdrawals  in an Annuity  Year are less than or equal to the Annual  Income  Amount,  they will not reduce  your
Annual  Income  Amount in  subsequent  Annuity  Years.  If your  cumulative  withdrawals  are in excess of the Annual  Income Amount
("Excess  Income"),  your  Annual  Income  Amount in  subsequent  years will be reduced  (except  with  regard to  required  minimum distributions)  by the result of the ratio of the Excess  Income to the Account  Value  immediately  prior to such  withdrawal  (see examples of this  calculation  below).  Reductions  include the actual amount of the withdrawal,  including any CDSC that may apply.
A withdrawal  can be  considered  Excess Income under the Life Income  Benefit even though it does not exceed the Annual  Withdrawal
Amount under the  Withdrawal  Benefit.  When you elect a step-up,  your Annual Income  Amount  increases to equal 5% of your Account
Value after the step-up if such amount is greater than your Annual Income  Amount.  Your Annual Income Amount also  increases if you make  additional  Purchase  Payments.  The  amount of the  increase  is equal to 5% of any  additional  Purchase  Payments  plus any associated  Credits.  Any increase will be added to your Annual Income Amount  beginning on the day that the step-up is effective or the Purchase  Payment is made. A  determination  of whether you have  exceeded your Annual Income Amount is made at the time of each withdrawal;  therefore a subsequent  increase in the Annual Income  Amount will not offset the effect of a withdrawal  that exceeded the Annual Income Amount at the time the withdrawal was made.

KEY FEATURE -Annual Withdrawal Amount under the Withdrawal Benefit
The initial Annual  Withdrawal Amount is equal to 7% of the initial  Protected  Withdrawal  Value.  Under the Lifetime Five program, if your cumulative  withdrawals each Annuity Year are less than or equal to the Annual Withdrawal Amount, your Protected  Withdrawal
Value will be reduced on a  dollar-for-dollar  basis. If your cumulative  withdrawals are in excess of the Annual  Withdrawal Amount
("Excess  Withdrawal"),  your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess  Withdrawal to the Account Value  immediately  prior to such  withdrawal (see the examples of this calculation  below).  Reductions  include the actual amount of the withdrawal,  including any CDSC that may apply.  When you elect a step-up,  your Annual  Withdrawal  Amount  increases to equal 7% of your  Account  Value after the step-up if such amount is greater than your Annual  Withdrawal  Amount.  Your Annual Withdrawal Amount also increases if you make additional  Purchase  Payments.  The amount of the increase is equal to 7% of any  additional  Purchase  Payments.  A  determination  of whether you have  exceeded  your
Annual Withdrawal Amount is made at the time of each withdrawal;  therefore,  a subsequent  increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

The  Lifetime  Five program  does not affect your  ability to make  withdrawals  under your Annuity or limit your ability to request withdrawals  that exceed the Annual  Income  Amount and the Annual  Withdrawal  Amount.  You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each Annuity Year.
|X|   If,  cumulatively,  you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal  Benefit in any Annuity
     Year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent  Annuity Years.  However,  because the Protected  Withdrawal  Value is only reduced by the actual amount of withdrawals  you make under these  circumstances,  any unused Annual  Withdrawal  Amount may extend the period of time until the remaining  Protected  Withdrawal  Value is reduced to zero.
|X|   If,  cumulatively,  you withdraw an amount less than the Annual  Income  Amount  under the Life Income  Benefit in any Annuity
     Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent  Annuity Years.  However,  because the
     Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these  circumstances,  any unused
     Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual
Withdrawal Amount and Annual Income Amount assume: 1.) the Issue Date and the Effective Date of the Lifetime Five program are
February 1, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) the Account Value on February 1, 2006 is
equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000; and 5.)  the
Account Value on March 1, 2011 is equal to $240,000.

The initial Protected Withdrawal Value is calculated as the greatest of (a), (b) and (c):

(a)   Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) =
         $250,000 * 1.05(393/365) = $263,484.33
(b)   Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
(c)   Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

Therefore, the initial Protected Withdrawal Value is equal to $265,000.  The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000).  The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of
$265,000).

Example 1.  Dollar-for-dollar reduction

If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

     Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 - $10,000 = $8,550
     Annual Withdrawal Amount for future Annuity Years remains at $18, 550

     Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000 = $3,250
     Annual Income Amount for future Annuity Years remains at $13,250

     Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

Example 2. Dollar-for-dollar and proportional reductions

(a)   If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

     Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 - $15,000 = $3,550
     Annual Withdrawal Amount for future Annuity Years remains at $18,550

     Remaining Annual Income Amount for current Annuity Year = $0
     Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future
         Annuity Years.
     Reduction to Annual Income Amount = Excess Income/Account Value before Excess Income* Annual Income Amount = $1,750 /
         ($263,000 - $13,250) * $13,250 = $93
     Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157

     Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

(b)   If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

     Remaining Annual Withdrawal Amount for current Annuity Year = $0
     Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future Annuity Years.
     Reduction to Annual Withdrawal Amount = Excess Withdrawal/Account Value before Excess Withdrawal * Annual Withdrawal Amount =
         $6,450 / ($263,000 - $18,550) * $18,550 = $489
     Annual Withdrawal Amount for future Annuity Years = $18,550 - $489 = $18,061

     Remaining Annual Income Amount for current Annuity Year = $0
     Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future
         Annuity Years.
     Reduction to Annual Income Amount = Excess Income/ Account Value before Excess Income* Annual Income Amount = $11,750 /
         ($263,000 - $13,250) * $13,250 = $623
     Annual Income Amount for future Annuity Years = $13,250 - $623 = $12,627

     Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450.  It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.
     Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450
     Proportional reduction = Excess Withdrawal / Account Value before Excess Withdrawal * Protected Withdrawal Value = $6,450 /
         ($263,000 - $18,550) * $246,450 = $6,503
     Protected Withdrawal Value = $246,450 - max {$6,450, $6,503} = $239,947

Example 3.  Step-up of the Protected Withdrawal Value

If the Annual Income Amount ($13,250) is withdrawn each year starting on March 1, 2006 for a period of 5 years, the Protected
Withdrawal Value on March 1, 2011 would be reduced to $198,750 {$265,000 - ($13,250 * 5)}.  If a step-up is elected on March 1,
2011, then the following values would result:

Protected Withdrawal Value = Account Value on March 1, 2011 = $240,000

Annual Income Amount is equal to the greater of the current Annual Income Amount or 5% of the stepped up Protected Withdrawal
     Value.  Current Annual Income Amount is $13,250.  5% of the stepped-up Protected Withdrawal Value is 5% of $240,000, which is
     $12,000.  Therefore, the Annual Income Amount remains $13,250.

Annual Withdrawal Amount is equal to the greater of the current Annual Withdrawal Amount or 7% of the stepped up Protected
     Withdrawal Value.  Current Annual Withdrawal Amount is $18,550.  7% of the stepped-up Protected Withdrawal Value is 7% of
     $240,000, which is $16,800.  Therefore the Annual Withdrawal Amount remains $18,550.

BENEFITS UNDER THE LIFETIME FIVE PROGRAM

o     If your  Account  Value is equal to zero,  and the  cumulative  withdrawals  in the current  Annuity Year are greater than the
          Annual Withdrawal Amount,  the Lifetime Five program will terminate.  To the extent that your Account Value was reduced to zero as a result of cumulative  withdrawals  that are equal to or less than the Annual Income Amount and amounts are still payable  under both the Life Income  Benefit and the  Withdrawal  Benefit,  you will be given the choice of receiving  the payments  under the Life  Income  Benefit or under the  Withdrawal  Benefit.  Once you make this  election we will make an additional  payment for that Annuity Year equal to either the remaining Annual Income Amount or Annual  Withdrawal  Amount for the Annuity  Year,  if any,  depending on the option you choose.  In  subsequent  Annuity  Years we make payments that equal either the Annual Income Amount or the Annual  Withdrawal  Amount as described in this  Supplement.  You will not be able to change the option after your election and no further  Purchase  Payments will be accepted  under your Annuity.  If you do not make an  election,  we will pay you  annually  under the Life Income  Benefit.  To the extent  that  cumulative withdrawals  in the current  Annuity Year that reduced your Account  Value to zero are more than the Annual  Income Amount but less than or equal to the Annual  Withdrawal  Amount and amounts are still payable under the Withdrawal  Benefit,  you will receive the payments under the  Withdrawal  Benefit.  In the year of a withdrawal  that reduced your Account Value to zero, we will make an additional  payment to equal any remaining Annual  Withdrawal  Amount and make payments equal to the
          Annual  Withdrawal  Amount in each subsequent year (until the Protected  Withdrawal Value is depleted).  Once your Account
          Value equals zero no further Purchase Payments will be accepted under your Annuity.
o     If annuity  payments are to begin under the terms of your  Annuity or if you decide to begin  receiving  annuity  payments and there is any Annual Income Amount due in subsequent  Annuity Years or any remaining  Protected  Withdrawal  Value, you can elect to either:
(1)   apply your Account Value to any annuity option available; or
(2)   request  that,  as of the date annuity  payments are to begin,  we make annuity  payments each year equal to the Annual Income
                      Amount.  We make such annuity payments until the Annuitant's death; or
(3)   request that, as of the date annuity  payments are to begin, we pay out any remaining  Protected  Withdrawal  Value as annuity payments.  Each year  such  annuity  payments  will  equal  the  Annual  Withdrawal  Amount  or the  remaining
                      Protected  Withdrawal  Value if less.  We make such  annuity  payments  until the  earlier of the  Annuitant's death or the date the Protected Withdrawal Value is depleted.

                  We must receive your request in a form acceptable to us at our Office.

o     In the absence of an election when mandatory  annuity  payments are to begin, we will make annual annuity payments as a single life fixed  annuity with five  payments  certain  using the greater of the annuity  rates then  currently  available or the annuity  rates  guaranteed in your  Annuity.  The amount that will be applied to provide such annuity  payments will be the greater of:

                  (1)      the present value of future Annual Income Amount  payments.  Such present value will be calculated  using the greater of the single life fixed  annuity  rates then  currently  available  or the single life fixed  annuity rates guaranteed in your Annuity; and
                  (2)      the Account Value.

o     If no withdrawal was ever taken, we will determine a Protected  Withdrawal  Value and calculate an Annual Income Amount and an
         Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

Other Important Considerations
o     Withdrawals  under the Lifetime  Five program are subject to all of the terms and  conditions  of the Annuity,  including  any
         CDSC.
o     Withdrawals made while the Lifetime Five program is in effect will be treated, for tax purposes,  in the same way as any other withdrawals  under the  Annuity.  The  Lifetime  Five  program does not  directly  affect the  Annuity's  Account  Value or
         Surrender  Value,  but any withdrawal will decrease the Account Value by the amount of the withdrawal  (plus any applicable
         CDSC).  If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
o     You can make withdrawals from your Annuity while your Account Value is greater than zero without  purchasing the Lifetime Five program.  The Lifetime Five program  provides a guarantee  that if your Account Value  declines due to market  performance, you will be able to receive  your  Protected  Withdrawal  Value or Annual  Income  Amount in the form of  periodic  benefit payments.
o     You must  allocate your Account Value in accordance  with an eligible  model under our asset  allocation  programs in order to elect and maintain the Lifetime Five program.  Our asset allocation  programs are described  generally in the "Do You Offer
         Any Asset Allocation  Programs?" Section of the Prospectus.  For further information on asset allocation  programs,  please consult with your investment professional or call 1-800-766-4530.

Election of the Program
The Lifetime Five program can be elected at the time that you purchase your Annuity.  We also offer existing Owners the option to elect the Lifetime Five program after the Issue Date of their Annuity, subject to our eligibility rules and restrictions.  Your
Account Value as the date of election will be used as a basis to calculate the initial Protected Withdrawal Value, the initial
Protected Annual Withdrawal Amount, and the Annual Income Amount.

Termination of the Program
The program terminates  automatically  when your Protected  Withdrawal Value and Annual Income Amount equals zero. You may terminate the program at any time by notifying us. If you terminate the program,  any guarantee  provided by the benefit will  terminate as of the date the termination is effective.  The program  terminates upon your surrender of the Annuity,  upon the death of the Annuitant
(but your  surviving  spouse may elect a new  Lifetime  Five if your spouse  elects the spousal  continuance  option and your spouse would then be  eligible to elect the  benefit if he or she was a new  purchaser),  upon a change in  ownership  of the Annuity  that changes the tax  identification  number of the Owner,  upon change in the Annuitant or upon your election to begin receiving annuity payments.

The charge for the Lifetime Five program will no longer be deducted from your Account Value upon termination of the program.

Additional Tax Considerations for Qualified Contracts
If you purchase an Annuity as an  investment  vehicle for  "qualified"  investments,  including an IRA,  SEP-IRA,  or Tax  Sheltered
Annuity (or 403(b)),  the minimum  distribution  rules under the Code require that you begin  receiving  periodic  amounts from your
Annuity  beginning after age 70 1/2. The amount required under the Code may exceed the Annual  Withdrawal  Amount and the Annual Income
Amount,  which will cause us to  increase  the Annual  Income  Amount and the  Annual  Withdrawal  Amount in any  Annuity  Year that required  minimum  distributions  due from your Annuity are greater than such amounts.  Any such payments will reduce your Protected
Withdrawal  Value. In addition,  the amount and duration of payments under the annuity  payment and death benefit  provisions may be adjusted so that the  payments do not trigger any penalty or excise  taxes due to tax  considerations  such as minimum  distribution requirements.

IV.   NEW DEATH BENEFIT PROGRAM: The following is added as a new section under "Optional Death Benefits":

HIGHEST DAILY VALUE DEATH BENEFIT (HDV)
1.    All  references in the  prospectus to the number of available  optional  death  benefits are changed from three optional Death
         Benefits to four optional Death Benefits.
2.    The Highest Daily Value Death  Benefit  cannot be elected in  conjunction  with any other  optional  death  benefit,  with the exception of the Enhanced  Beneficiary  Protection  death benefit and cannot be elected in conjunction with the GRO and GRO
         Plus living  benefits;  therefore all  references in the  prospectus  that reflect the  availability  of the optional death benefits and living benefits are revised accordingly.
3.    The following  description of the new optional death benefit is added as the last section under  "Optional  Death Benefits" in the Prospectus.

     Highest Daily Value Death Benefit ("HDV")
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Effective on or about  February 28, 2005, we plan to make the Highest Daily Value Death  Benefit  available.  Currently HDV can only be elected at the time you purchase  your  Annuity.  If the Annuity has one Owner,  the Owner must be age 79 or less at the time the
Highest  Daily Value Death  Benefit is elected.  If the Annuity has joint  Owners,  the older Owner must be age 79 or less. If there are Joint  Owners,  death of the Owner  refers to the first to die of the Joint  Owners.  If the Annuity is owned by an entity,  the
Annuitant must be age 79 or less and death of the Owner refers to the death of the Annuitant.
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If you elect this benefit,  you must allocate your Account  Value in accordance  with an eligible  model under our asset  allocation programs.  Because this benefit,  once elected,  may not be  terminated,  you must keep your Account Value  allocated to an eligible model  throughout the life of the Annuity.  You may,  however,  switch from one eligible model to another  eligible model. Our asset allocation  programs are generally  described in the "Do You Offer Any Asset Allocation  Programs?"  Section of the Prospectus.  For
further information on asset allocation programs, please consult with your investment professional or call 1-800-766-4530.

The HDV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.    the basic Death Benefit  described above (including any credits applied to such Purchase Payments more than twelve (12) months prior to the date of death); and
2.    the HDV as of the Owner's date of death.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.    the basic Death Benefit  described above (including any credits applied to such Purchase Payments more than twelve (12) months prior to the date of death); and
2.    the HDV on the Death Benefit Target Date plus the sum of all Purchase  Payments less the sum of all  proportional  withdrawals since the Death Benefit Target Date.

         The amount  determined by this calculation is increased by any Purchase  Payments  received after the Owner's date of death and  decreased  by any  proportional  withdrawals  since such date.  The  amount may also be reduced by any  Credits  under certain circumstances.

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The Highest Daily Value Death Benefit  described  above is currently  being  offered in those  jurisdictions  where we have received regulatory  approval.  Certain terms and conditions may differ between  jurisdictions  once approved.  The Highest Daily Value Death
Benefit is not available if you elect the Guarantee  Return Option,  Guarantee  Return Option Plus, the  "Combination 5% Roll-up and
Highest Anniversary Value" Death Benefit, or the Highest Anniversary Value Death Benefit.
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Key Terms Used with the Highest Daily Value Death Benefit:

|X|   The Death Benefit  Target Date for the Highest Daily Value Death Benefit is the later of the Annuity  anniversary  on or after the 80th birthday of the current  Owner,  or the older of either the joint Owner or the  Annuitant,  if entity  owned,  or five years after the Issue Date of the Annuity.

|X|   The Highest Daily Value equals the highest of all previous "Daily Values" less  proportional  withdrawals  since such date and plus any Purchase Payments (and associated Credits) since such date.

|X|   The Daily Value is the Account Value as of the end of each  Valuation  Day. The Daily Value on the Issue Date is equal to your
     Purchase Payment (plus any associated Credit).

|X|   Proportional  withdrawals  are  determined by  calculating  the  percentage  of your Account Value that each prior  withdrawal represented when withdrawn.  Proportional  withdrawals  result in a reduction to the Highest Daily Value by reducing such value in the same  proportion  as the  Account  Value was  reduced by the  withdrawal  as of the date the  withdrawal  occurred.  For example,  if your Highest Daily Value is $125,000 and you  subsequently  withdraw  $10,000 at a time when your Account Value is equal to $100,000 (a 10%  reduction),  when  calculating  the optional  Death  Benefit we will reduce your Highest  Daily Value
     ($125,000) by 10% or $12,500.

V.    CALCULATION OF OPTIONAL DEATH BENEFITS: The following section has been added to Appendix B of the Prospectus:

Examples of Highest Daily Value Death Benefit Calculation
The  following  are  examples of how the HDV Death  Benefit is  calculated.  Each  example  assumes an initial  Purchase  Payment of
$50,000 (includes any Credits).  Each example assumes that there is one Owner who is age 70 on the Issue Date.

Example with market increase and death before Death Benefit Target Date
Assume that the Owner's  Account Value has generally been  increasing  due to positive  market  performance  and that no withdrawals have been made.  On the date we receive due proof of death,  the  Account  Value is $75,000;  however,  the Highest  Daily Value was
$90,000.  Assume as well that the Owner has died before the Death  Benefit  Target Date.  The Death  Benefit is equal to the greater of the Highest Daily Value or the basic Death  Benefit.  The Death  Benefit  would be the HDV  ($90,000)  because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).

Example with withdrawals
Assume that the Account Value has been increasing due to positive  market  performance and the Owner made a withdrawal of $15,000 in
Annuity  Year 7 when the  Account  Value was  $75,000.  On the date we receive  due proof of death,  the  Account  Value is $80,000;
however,  the Highest  Daily Value  ($90,000) was attained  during the fifth  Annuity  Year.  Assume as well that the Owner has died before the Death  Benefit  Target  Date.  The Death  Benefit is equal to the  greater of the  Highest  Daily  Value  (proportionally reduced by the subsequent withdrawal) or the basic Death Benefit.

Highest Daily Value        = $90,000 - [$90,000 * $15,000/$75,000]
                           = $90,000 - $18,000
                           = $72,000

Basic Death Benefit        = max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]
                           = max [$80,000, $40,000]
                           = $80,000
                           The Death Benefit therefore is $80,000.

Example with death after Death Benefit Target Date
Assume that the Owner's Account Value has generally been  increasing due to positive market  performance and that no withdrawals had been made prior to the Death  Benefit  Target Date.  Further  assume that the Owner dies after the Death Benefit  Target Date,  when the Account Value is $75,000.  The Highest Daily Value on the Death Benefit  Target Date was $80,000;  however,  following the Death
Benefit  Target  Date,  the Owner made a Purchase  Payment of $15,000  and later had taken a  withdrawal  of $5,000 when the Account
Value was  $70,000.  The Death  Benefit is equal to the greater of the Highest  Daily  Value on the Death  Benefit  Target Date plus
Purchase Payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

Highest Daily Value        = $80,000 + $15,000 - [($80,000 + $15,000) * $5,000/$70,000]
                           = $80,000 + $15,000 - $6,786
                           = $88,214

Basic Death Benefit        = max [$75,000, ($50,000 + $15,000) - {($50,000 + $15,000) * $5,000/$70,000}]
                           = max [$75,000, $60,357]
                           = $75,000
                           The Death Benefit therefore is $88,214.

02.28.05                                                                                                                  ASXT6SUP3